INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income tax expense/(recovery)	$ 324	$ 186	$ 30
Deferred income tax expense/(recovery):
Origination and reversal of temporary differences	(138)	(61)	(14)
Recovery arising from previously unrecognized tax assets	(6)	(27)	(10)
Change of tax rates and imposition of new legislations	12	0	2
Total deferred income taxes	(132)	(88)	(22)
Income taxes	$ 192	$ 98	$ 8